Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	CAD (6)	CAD 821
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(27)	(18)
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(181)	511
Actuarial loss amortization	(119)	(103)
Prior service cost amortization	(2)	(2)
Total actuarial gains and losses and prior service costs	(302)	406
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial loss (gain) for the year	(27)	(18)
Actuarial loss amortization	(14)	(18)
Prior service cost amortization		(2)
Total actuarial gains and losses and prior service costs	CAD (41)	CAD (38)